Label	Element	Value
U.S. Government Securities Fund | U.S. Government Securities Fund®
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	U.S. Government Securities Fund®
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

5. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectus for GVT is amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Expenses Restated to Reflect Current [Text]	oef_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	Keep this supplement with your summary and statutory prospectuses.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
Prospectus Supplement March 1, 2026

For the most recent summary and statutory prospectuses of the following funds:

American Funds Mortgage Fund® (AFMF) American High-Income Trust® (AHIT)	Intermediate Bond Fund of America® (IBFA) U.S. Government Securities Fund® (GVT)

U.S. Government Securities Fund | U.S. Government Securities Fund® | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.26%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 439
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	575
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	724
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,155
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class R-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.33%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 135
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	421
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,601
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class R-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.74%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.37%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 134
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	418
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,590
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class R-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,096
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class R-4
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 750
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class R-5
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 381
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 240
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,458
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	140
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	437
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	755
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,458
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.24%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 847
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class 529-A
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.22%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 414
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	551
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	700
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,132
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class 529-C
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.99%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.23%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,213
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	452
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	782
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,213
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class 529-E
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.49%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,073
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class 529-F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.28%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 918
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	202
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 456
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class R-6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 318
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class R-2E
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.24%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	579
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,283
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class R-5E
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 505
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 318
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class 529-T
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 318
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	619
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,075
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class T
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 313
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	447
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	592
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,017
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class 529-F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 468
U.S. Government Securities Fund | U.S. Government Securities Fund® | Class 529-F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.21%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 381

[1]	Restated to reflect current fees.